FAIR VALUE	12 Months Ended
Mar. 31, 2011
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1)	Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2010				2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Corporate bonds	¥721	¥158	¥19	¥898	¥630	¥12	¥6	¥648
Hybrid financial instruments	—	—	—	—	—	11,976	—	11,976
Government bonds and public bonds	195	—	—	195	—	—	—	—
Other debt securities	—	729	2	731	—	180	30	210

Total debt securities	916	887	21	1,824	630	12,168	36	12,834

Foreign currency forward contracts	—	760	—	760	—	331	—	331
Currency swaps	—	—	—	—	—	7	—	7

Total derivatives	—	760	—	760	—	338	—	338

Total current assets	916	1,647	21	2,584	630	12,506	36	13,172

Non-Current Assets:
Marketable equity securities	310,654	—	—	310,654	327,684	—	—	327,684
Investment trusts	1,100	2,709	—	3,809	331	3,259	—	3,590

Total equity securities	311,754	2,709	—	314,463	328,015	3,259	—	331,274

Corporate bonds	5,225	87	11	5,323	3,719	19	9	3,747
Hybrid financial instruments	—	9,867	—	9,867	—	—	—	—
Government bonds and public bonds	1,804	—	—	1,804	2,423	—	—	2,423
Other debt securities	—	399	1	400	—	295	49	344

Total debt securities	7,029	10,353	12	17,394	6,142	314	58	6,514

Total non-current assets	318,783	13,062	12	331,857	334,157	3,573	58	337,788

Total assets	¥319,699	¥14,709	¥33	¥334,441	¥334,787	¥16,079	¥94	¥350,960

Current Liabilities:
Foreign currency forward contracts	¥—	¥984	¥—	¥984	¥—	¥3,626	¥—	¥3,626
Interest rate swaps	—	44	—	44	—	20	—	20
Currency swaps	—	9	—	9	—	—	—	—

Total derivatives	—	1,037	—	1,037	—	3,646	—	3,646

Total current liabilities	¥—	¥1,037	¥—	¥1,037	¥—	¥3,646	¥—	¥3,646

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers in and out of Levels 1 and 2 for the year ended March 31, 2009, 2010 and 2011. The fair value of Level 3 investments is determined using input that is both unobservable and significant to the values of instruments being measured.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 13 to the Consolidated Financial Statement.

In accordance with the provisions of ASC 815-15 “Embedded Derivatives”, Kyocera elects the fair value option for all hybrid financial instruments. Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the year ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Gains on Hybrid financial instruments	¥3	¥254	¥109

The following table presents additional information about Level 3 corporate bonds and other debt securities measured at fair value on recurring basis for the year ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of period	¥1,436	¥696	¥33
Total gains or losses (realized /unrealized)
Included in earnings	(262)	(30)	(9)
Included in other comprehensive income	(132)	71	(7)
Purchase, issuance, and settlements	(859)	(457)	—
Transfer in and/or out of Level 3	513	(247)	77

Balance at end of period	¥696	¥33	¥94

(2)	Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table presents the financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2009.

	Balance at March 31, 2009	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2009
	(Yen in millions)
Non-marketable equity securities	¥57			¥57	¥(266)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

In fiscal 2010 (During the three months ended December 31, 2009), Kyocera measured the fair value and recognized an other-than-temporary impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., an affiliate company of Kyocera accounted for by the equity method. The impairment loss was included in equity in earnings (losses) of affiliates and unconsolidated subsidiaries in the consolidated statement of income. The fair value of this investment is based on valuation techniques using the best information available, and included market comparables, analysis of financial condition and estimated future cash flow. The investment was classified as a Level 3 asset because unobservable inputs were used to determine the fair value, which included assumptions market participants would use to value this investment due to the absence of quoted market prices.

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥597 million and ¥712 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2010 and 2011, respectively.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥266 million, ¥26 million and ¥3 million, which were included in losses on impairment of securities in the consolidated statements of income for the year ended March 31, 2009, 2010 and 2011, respectively.

Certain goodwill with a carrying amount was written down to its fair value due to that carrying value exceeded its fair value, resulting in impairment charge of ¥22 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2010.

(3)	Fair Value of Financial Instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2010		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt securities	¥11,644	¥11,662	¥44,012	¥44,054
Long-term investments in debt and equity securities	370,124	370,210	377,075	377,092
Other long-term investments	10,534	10,534	15,585	15,585

Total	¥392,302	¥392,406	¥436,672	¥436,731

Liabilities (b):
Long-term debt (including due within one year)	¥42,523	¥42,710	¥35,225	¥35,332

Total	¥42,523	¥42,710	¥35,225	¥35,332

(a)	The fair value is based on quoted market prices. It was not practicable to estimate the fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2010 and 2011 were ¥10,252 million and ¥15,363 million, respectively.
(b)	The fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities.

Cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair value because of the short maturity of these instruments.